Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Information
Schedule of segment reporting information

	Year Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	USD
One-time commissions	213,524,899	340,649,991	635,273,151	91,498,366
Related party	22,046,325	167,913,206	424,823,991	61,187,382
Third party	191,478,574	172,736,785	210,449,160	30,310,984
Recurring management fee	13,713,449	144,171,383	261,480,460	37,661,020
Related party	12,511,688	144,171,383	261,480,460	37,661,020
Third party	1,201,761	—	—	—
Recurring service fees	11,816,787	117,615,074	123,582,471	17,799,578
Related party	—	24,169,424	12,810,384	1,845,079
Third party	11,816,787	93,445,650	110,772,087	15,954,499
Other service fees	—	—	111,090,051	16,000,295
Related party	—	—	17,015,845	2,450,791
Third party	—	—	94,074,206	13,549,504

Total revenues	239,055,135	602,436,448	1,131,426,133	162,959,259